Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Major classifications of loans
Total loans	$ 4,735,490	$ 4,302,463
Total commercial real estate [Member]
Major classifications of loans
Total loans	1,496,702	1,512,031
Total commercial [Member]
Major classifications of loans
Total loans	1,731,407	1,369,863
Total consumer [Member]
Major classifications of loans
Total loans	1,406,250	1,325,436
Other [Member]
Major classifications of loans
Total loans	101,131	95,133
Non-owner occupied commercial real estate [Member] | Total commercial real estate [Member]
Major classifications of loans
Total loans	904,215	903,914
Other commercial construction and land [Member] | Total commercial real estate [Member]
Major classifications of loans
Total loans	415,969	423,932
Multifamily commercial real estate [Member] | Total commercial real estate [Member]
Major classifications of loans
Total loans	84,838	98,207
1-4 family residential construction and land [Member] | Total commercial real estate [Member]
Major classifications of loans
Total loans	91,680	85,978
Owner occupied commercial real estate [Member] | Total commercial [Member]
Major classifications of loans
Total loans	1,065,900	902,816
Commercial and industrial loans [Member] | Total commercial [Member]
Major classifications of loans
Total loans	665,507	467,047
1-4 family residential [Member] | Total consumer [Member]
Major classifications of loans
Total loans	838,557	818,547
Home equity [Member] | Total consumer [Member]
Major classifications of loans
Total loans	430,887	383,768
Other consumer loans [Member] | Total consumer [Member]
Major classifications of loans
Total loans	$ 136,806	$ 123,121